Distribution Date:	08/17/22	COMM 2012-CCRE4 Mortgage Trust
Determination Date:	08/11/22
Next Distribution Date:	09/16/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE4
Revision to the Distribution Date Statement for the month of August 2022
Servicer revised the reporting to pass through additional funds due to a late payoff.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Controlling Class Rep.	MP Securitized Credit Partners, L.P.
Modified Loan Detail	21		-
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23	Trustee	U.S. Bank National Association
Interest Shortfall Detail - Collateral Level	24		General Contact	(312) 332-7457
Supplemental Notes	25		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12624QAN3	0.704000%	59,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12624QAP8	1.801000%	148,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12624QAQ6	2.436000%	70,571,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12624QAR4	2.853000%	499,354,000.00	302,354,013.03	64,677,165.92	718,846.67	0.00	0.00	65,396,012.59	237,676,847.11	49.22%	30.00%
A-M	12624QAT0	3.251000%	111,100,000.00	111,100,000.00	0.00	300,988.42	0.00	0.00	300,988.42	111,100,000.00	25.49%	20.00%
B	12624QBA0	3.703000%	65,271,000.00	65,271,000.00	0.00	201,415.43	0.00	0.00	201,415.43	65,271,000.00	11.54%	14.13%
C	12624QAC7	4.442000%	38,885,000.00	38,885,000.00	0.00	143,939.31	0.00	0.00	143,939.31	38,885,000.00	3.23%	10.63%
D	12624QAE3	4.704743%	45,829,000.00	15,131,101.52	0.00	33,489.96	0.00	0.00	33,489.96	15,131,101.52	0.00%	6.50%
E*	12624QAG8	4.704743%	19,442,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.75%
F	12624QAJ2	4.704743%	18,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.13%
G	12624QAL7	4.704743%	34,719,345.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12624QAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624QAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624QAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,111,000,345.00	532,741,114.55	64,677,165.92	1,398,679.79	0.00	0.00	66,075,845.71	468,063,948.63

X-A	12624QAS2	1.744796%	888,800,000.00	413,454,013.03	0.00	601,160.67	0.00	0.00	601,160.67	348,776,847.11
X-B	12624QAA1	0.725849%	104,156,000.00	104,156,000.00	0.00	63,001.28	0.00	0.00	63,001.28	104,156,000.00
Notional SubTotal			992,956,000.00	517,610,013.03	0.00	664,161.95	0.00	0.00	664,161.95	452,932,847.11

Deal Distribution Total					64,677,165.92	2,062,841.74	0.00	0.00	66,740,007.66

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12624QAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12624QAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12624QAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12624QAR4	605.49031955	129.52167384	1.43955324	0.00000000	0.00000000	0.00000000	0.00000000	130.96122709	475.96864571
A-M	12624QAT0	1,000.00000000	0.00000000	2.70916670	0.00000000	0.00000000	0.00000000	0.00000000	2.70916670	1,000.00000000
B	12624QBA0	1,000.00000000	0.00000000	3.08583337	0.00000000	0.00000000	0.00000000	0.00000000	3.08583337	1,000.00000000
C	12624QAC7	1,000.00000000	0.00000000	3.70166671	0.00000000	0.00000000	0.00000000	0.00000000	3.70166671	1,000.00000000
D	12624QAE3	330.16433961	0.00000000	0.73075913	0.56368959	17.92236968	0.00000000	0.00000000	0.73075913	330.16433961
E	12624QAG8	0.00000000	0.00000000	0.00000000	0.00000000	33.38450057	0.00000000	0.00000000	0.00000000	0.00000000
F	12624QAJ2	0.00000000	0.00000000	0.00000000	0.00000000	91.21027418	0.00000000	0.00000000	0.00000000	0.00000000
G	12624QAL7	0.00000000	0.00000000	0.00000000	0.00000000	139.31587102	0.00000000	0.00000000	0.00000000	0.00000000
V	12624QAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624QAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624QAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12624QAS2	465.18228289	0.00000000	0.67637339	0.00000000	0.00000000	0.00000000	0.00000000	0.67637339	392.41319432
X-B	12624QAA1	1,000.00000000	0.00000000	0.60487423	0.00000000	0.00000000	0.00000000	0.00000000	0.60487423	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/22 - 07/30/22	30	0.00	718,846.67	0.00	718,846.67	0.00	0.00	0.00	718,846.67	0.00
X-A	07/01/22 - 07/30/22	30	0.00	601,160.67	0.00	601,160.67	0.00	0.00	0.00	601,160.67	0.00
X-B	07/01/22 - 07/30/22	30	0.00	63,001.28	0.00	63,001.28	0.00	0.00	0.00	63,001.28	0.00
A-M	07/01/22 - 07/30/22	30	0.00	300,988.42	0.00	300,988.42	0.00	0.00	0.00	300,988.42	0.00
B	07/01/22 - 07/30/22	30	0.00	201,415.43	0.00	201,415.43	0.00	0.00	0.00	201,415.43	0.00
C	07/01/22 - 07/30/22	30	0.00	143,939.31	0.00	143,939.31	0.00	0.00	0.00	143,939.31	0.00
D	07/01/22 - 07/30/22	30	795,530.95	59,323.29	0.00	59,323.29	25,833.33	0.00	0.00	33,489.96	821,364.28
E	N/A	N/A	649,061.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	649,061.46
F	N/A	N/A	1,646,710.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,646,710.29
G	N/A	N/A	4,836,955.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,836,955.79
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,928,258.49	2,088,675.07	0.00	2,088,675.07	25,833.33	0.00	0.00	2,062,841.74	7,954,091.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	66,740,007.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,123,184.07	Master Servicing Fee	27,856.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,651.50
Interest Adjustments	0.00	Trustee Fee	206.44
Deferred Interest	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	3,118.74
ARD Interest	0.00	Operating Advisor Fee	1,675.91
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,123,184.07	Total Fees	34,509.04

Principal		Expenses/Reimbursements
Scheduled Principal	24,196,822.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	40,480,343.79	Special Servicing Fees (Monthly)	25,833.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	64,677,165.92	Total Expenses/Reimbursements	25,833.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,062,841.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	64,677,165.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	66,740,007.66
Total Funds Collected	66,800,349.99	Total Funds Distributed	66,800,350.03

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	532,741,114.55	532,741,114.55	Beginning Certificate Balance	532,741,114.55
(-) Scheduled Principal Collections	24,196,822.13	24,196,822.13	(-) Principal Distributions	64,677,165.92
(-) Unscheduled Principal Collections	40,480,343.79	40,480,343.79	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	468,063,948.63	468,063,948.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	532,741,114.60	532,741,114.60	Ending Certificate Balance	468,063,948.63
Ending Actual Collateral Balance	468,112,902.13	468,112,902.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,096,427.05	13.69%	2	4.6389	NAP	Defeased	4	64,096,427.05	13.69%	2	4.6389	NAP
	9,999,999 or less	6	35,263,596.33	7.53%	3	4.8173	2.104631	1.29 or less	3	78,075,768.55	16.68%	2	4.9477	1.105670
10,000,000 to 24,999,999		2	30,505,446.11	6.52%	2	4.4259	2.475494	1.30 to 1.34	1	2,716,860.20	0.58%	1	4.9050	1.328200
25,000,000 to 39,999,999		3	93,198,479.14	19.91%	2	4.9502	1.288171	1.35 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 54,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.49	1	120,000,000.00	25.64%	1	4.6250	1.457500
55,000,000 to 69,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.50 to 1.59	1	6,172,229.87	1.32%	3	4.8260	1.540100
	70,000,000 or greater	2	245,000,000.00	52.34%	2	4.4633	1.782908	1.60 to 1.69	1	25,470,936.47	5.44%	2	4.8600	1.614400
	Totals	17	468,063,948.63	100.00%	2	4.6085	1.776531	1.70 to 1.79	1	2,246,038.91	0.48%	2	4.9405	1.788000
								1.80 to 1.99	1	9,753,324.72	2.08%	2	5.2000	1.925000
								2.00 or greater	4	159,532,362.86	34.08%	2	4.3234	2.308931
								Totals	17	468,063,948.63	100.00%	2	4.6085	1.776531
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	12	64,096,427.05	13.69%	2	4.6389	NAP
							Defeased	12	64,096,427.05	13.69%	2	4.6389	NAP
Arizona	1	6,172,229.87	1.32%	3	4.8260	1.540100
							Industrial	3	9,394,280.68	2.01%	2	4.8600	1.614400
California	1	9,753,324.72	2.08%	2	5.2000	1.925000
							Lodging	10	34,560,092.61	7.38%	2	4.9400	1.048000
Florida	1	33,167,450.06	7.09%	2	5.0300	1.287900
							Mixed Use	3	145,101,550.60	31.00%	2	4.3966	1.985357
Georgia	2	22,629,399.36	4.83%	2	4.3434	3.186847
							Office	6	55,416,335.72	11.84%	2	4.9580	1.410710
Illinois	2	4,102,132.73	0.88%	2	4.9400	1.048000
							Retail	6	159,495,261.97	34.08%	1	4.5810	1.811723
Iowa	1	3,456,009.26	0.74%	2	4.9400	1.048000
							Totals	40	468,063,948.63	100.00%	2	4.6085	1.776531
Maryland	1	10,348,225.88	2.21%	2	4.7100	0.714200

Michigan	3	9,130,172.05	1.95%	2	4.8998	1.332421

Minnesota	1	3,989,436.78	0.85%	2	4.9400	1.048000

New York	3	253,638,893.84	54.19%	2	4.4753	1.795888

North Carolina	1	1,820,422.81	0.39%	2	4.8600	1.614400

Ohio	3	10,029,657.44	2.14%	2	4.8780	1.653276

Oklahoma	1	2,716,860.20	0.58%	1	4.9050	1.328200

Pennsylvania	2	8,867,675.68	1.89%	3	4.3467	2.782262

South Dakota	2	4,470,272.85	0.96%	2	4.9400	1.048000

Texas	2	13,996,837.51	2.99%	2	4.9400	1.048000

Virginia	1	5,678,520.54	1.21%	2	4.8600	1.614400

Totals	40	468,063,948.63	100.00%	2	4.6085	1.776531

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,096,427.05	13.69%	2	4.6389	NAP	Defeased	4	64,096,427.05	13.69%	2	4.6389	NAP
	4.2499% or less	1	5,736,248.79	1.23%	3	4.0665	3.419800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	145,157,220.23	31.01%	2	4.3041	2.273658	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	130,348,225.88	27.85%	1	4.6317	1.398490	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	8	122,725,826.68	26.22%	2	4.9533	1.423137	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	17	468,063,948.63	100.00%	2	4.6085	1.776531	49 months or greater	13	403,967,521.58	86.31%	2	4.6037	1.749153
								Totals	17	468,063,948.63	100.00%	2	4.6085	1.776531
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,096,427.05	13.69%	2	4.6389	NAP	Defeased	4	64,096,427.05	13.69%	2	4.6389	NAP
	60 months or less	13	403,967,521.58	86.31%	2	4.6037	1.749153	Interest Only	2	245,000,000.00	52.34%	2	4.4633	1.782908
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	17	468,063,948.63	100.00%	2	4.6085	1.776531	116 months or greater	11	158,967,521.58	33.96%	2	4.8201	1.697130
								Totals	17	468,063,948.63	100.00%	2	4.6085	1.776531
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,096,427.05	13.69%	2	4.6389	NAP	64 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	65 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	12	397,795,291.71	84.99%	2	4.6002	1.752397	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	6,172,229.87	1.32%	3	4.8260	1.540100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	17	468,063,948.63	100.00%	2	4.6085	1.776531
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	482110005	MU	New York	NY	Actual/360	4.308%	463,708.33	0.00	0.00	N/A	10/06/22	--	125,000,000.00	125,000,000.00	08/06/22
2	540100002	RT	Victor	NY	Actual/360	4.625%	477,916.67	0.00	0.00	N/A	09/06/22	--	120,000,000.00	120,000,000.00	07/06/22
7	540100007	LO	Various	Various	Actual/360	4.940%	147,524.33	119,781.50	0.00	N/A	10/06/22	--	34,679,874.11	34,560,092.61	08/06/22
8	540100008	OF	Miami	FL	Actual/360	5.030%	143,973.69	72,162.27	0.00	N/A	10/06/22	--	33,239,612.33	33,167,450.06	08/06/22
12	540100012	Various Various		Various	Actual/360	4.860%	106,968.45	89,028.76	0.00	N/A	10/01/22	--	25,559,965.23	25,470,936.47	08/01/22
14	540100014	SS	Various	Various	Actual/360	4.650%	104,613.59	55,233.82	0.00	N/A	09/01/22	--	26,126,183.47	26,070,949.65	08/01/22
19	540100019	IN	Various	Various	Actual/360	4.545%	79,780.40	20,386,886.35	0.00	N/A	08/06/22	--	20,386,886.35	0.00	08/06/22
20	656100051	RT	Buford	GA	Actual/360	4.280%	74,470.98	48,953.46	0.00	N/A	10/06/22	--	20,206,173.69	20,157,220.23	07/06/22
21	540100021	OF	Beverly Hills	CA	Actual/360	4.495%	94,939.34	0.00	0.00	N/A	11/06/22	--	24,525,000.00	24,525,000.00	08/06/22
22	540100022	OF	San Francisco	CA	Actual/360	4.920%	70,093.33	16,544,452.24	0.00	N/A	11/06/22	--	16,544,452.24	0.00	08/06/22
23	407000109	LO	Midland	TX	Actual/360	4.967%	46,875.01	65,007.79	0.00	N/A	09/06/22	--	10,959,431.86	10,894,424.07	08/06/22
27	540100027	MU	Baltimore	MD	Actual/360	4.710%	42,052.83	20,255.85	0.00	N/A	10/06/22	--	10,368,481.73	10,348,225.88	08/06/22
28	540100028	MU	Hemet	CA	Actual/360	5.200%	43,765.81	20,677.84	0.00	N/A	10/06/22	--	9,774,002.56	9,753,324.72	08/06/22
30	540100030	RT	Webster	NY	Actual/360	4.818%	35,921.33	19,282.83	0.00	N/A	11/06/22	--	8,658,176.67	8,638,893.84	08/06/22
32	540100032	RT	Hanahan	SC	Actual/360	4.596%	30,158.63	7,621,135.17	0.00	N/A	10/06/22	--	7,621,135.17	0.00	08/06/22
33	656100053	LO	Waldorf	MD	Actual/360	5.155%	32,119.03	7,235,600.77	0.00	N/A	10/06/22	--	7,235,600.77	0.00	08/06/22
40	540100040	OF	Surprise	AZ	Actual/360	4.826%	25,707.26	13,760.60	0.00	N/A	11/06/22	--	6,185,990.47	6,172,229.87	08/06/22
41	407000103	RT	Nazareth	PA	Actual/360	4.066%	20,136.65	14,273.23	0.00	N/A	11/06/22	--	5,750,522.02	5,736,248.79	08/06/22
43	540100043	RT	Chicago	IL	Actual/360	4.800%	18,609.40	4,502,275.36	0.00	N/A	10/01/22	--	4,502,275.36	0.00	08/01/22
44	540100044	98	Cumming	GA	Actual/360	4.510%	18,153.87	4,675,000.00	0.00	N/A	11/06/22	--	4,675,000.00	0.00	08/06/22
45	540100045	RT	San Bernardino	CA	Actual/360	5.328%	14,481.25	3,156,332.21	0.00	N/A	08/06/22	--	3,156,332.21	0.00	08/06/22
46	407000098	RT	Ardmore	OK	Actual/360	4.905%	11,500.78	6,023.23	0.00	09/06/22	10/06/22	--	2,722,883.43	2,716,860.20	08/06/22
47	540100047	MF	San Antonio	TX	Actual/360	4.506%	10,136.67	6,089.62	0.00	N/A	09/06/22	--	2,612,142.95	2,606,053.33	08/06/22
48	407000100	RT	Milford	OH	Actual/360	4.941%	9,576.44	4,953.02	0.00	N/A	10/06/22	--	2,250,991.93	2,246,038.91	08/06/22
Totals							2,123,184.07	64,677,165.92	0.00				532,741,114.55	468,063,948.63
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,536,902.33	4,708,520.88	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	14,136,798.00	3,584,951.10	01/01/22	03/31/22	--	0.00	0.00	467,583.34	467,583.34	0.00	0.00
7	4,021,926.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,671,657.32	1,853,780.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,136,299.52	2,100,039.79	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	5,111,500.84	2,640,347.37	01/01/22	06/30/22	--	0.00	0.00	123,076.44	123,076.44	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	697,541.16	168,121.77	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,563,715.00	402,737.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,454,988.44	763,439.38	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,229,725.00	1,584,694.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	802,709.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,426,940.12	769,344.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	655,314.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	284,004.00	142,002.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	313,942.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	57,043,964.54	18,717,977.89				0.00	0.00	590,659.78	590,659.78	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	540100022	16,508,162.28	Payoff Prior to Maturity	0.00	0.00
32	540100032	7,593,848.13	Payoff Prior to Maturity	0.00	0.00
33	656100053	7,211,174.05	Payoff Prior to Maturity	0.00	0.00
43	540100043	4,492,159.33	Payoff Prior to Maturity	0.00	0.00
44	540100044	4,675,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		40,480,343.79		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	5	40,480,343.79	4.608506%	4.460011%	2
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	4	78,464,708.36	4.628201%	4.503463%	3
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	19,676,717.05	4.648058%	4.541796%	4
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	7,871,726.02	4.660008%	4.600576%	5
04/15/22	0	0.00	0	0.00	1	32,876,511.23	0	0.00	0	0.00	0		0.00	0	0.00	3	64,704,202.26	4.662555%	4.593238%	5
03/17/22	0	0.00	0	0.00	1	32,950,564.84	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.653767%	4.588101%	6
02/17/22	0	0.00	0	0.00	1	33,037,234.05	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.654027%	4.588398%	7
01/18/22	0	0.00	0	0.00	1	33,110,638.43	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.654250%	4.588654%	8
12/17/21	0	0.00	0	0.00	1	33,183,746.30	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.654471%	4.588908%	10
11/18/21	0	0.00	0	0.00	1	33,260,892.91	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.654703%	4.589173%	11
10/18/21	0	0.00	0	0.00	1	33,333,393.83	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.654921%	4.589424%	11
09/17/21	0	0.00	0	0.00	1	33,409,955.37	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.655149%	4.589685%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	540100002	07/06/22	0	B	467,583.34	467,583.34	400.00	120,000,000.00	06/01/22	98
20	656100051	07/06/22	0	B	123,076.44	123,076.44	0.00	20,206,173.69	08/01/22	0
Totals					590,659.78	590,659.78	400.00	140,206,173.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		468,063,949	468,063,949		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	468,063,949	468,063,949	0	0	0	0
Jul-22	532,741,115	532,741,115	0	0	0	0
Jun-22	655,398,103	655,398,103	0	0	0	0
May-22	676,164,725	676,164,725	0	0	0	0
Apr-22	710,180,084	677,303,573	0	0	32,876,511	0
Mar-22	776,054,012	743,103,447	0	0	32,950,565	0
Feb-22	777,396,138	744,358,904	0	0	33,037,234	0
Jan-22	778,555,516	745,444,878	0	0	33,110,638	0
Dec-21	779,710,118	746,526,371	0	0	33,183,746	0
Nov-21	780,919,504	747,658,611	0	0	33,260,893	0
Oct-21	782,064,367	748,730,973	0	0	33,333,394	0
Sep-21	783,264,366	749,854,411	0	0	33,409,955	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	540100002	120,000,000.00	120,000,000.00	368,000,000.00	07/07/12	3,539,226.10	1.45750	03/31/22	09/06/22	I/O
20	656100051	20,157,220.23	20,206,173.69	63,000,000.00	08/22/12	2,502,895.87	3.37970	06/30/22	10/06/22	241
Totals		140,157,220.23	140,206,173.69	431,000,000.00		6,042,121.97

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	540100002	RT	NY	06/01/22	98
Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower requested a loan maturity extension. SS is currently in discussions towards a potential forbearance agreement.

20	656100051	RT	GA	08/01/22	0
Recently Transferred. Comments forthcoming.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	540100007	37,585,183.80	4.94000%	37,585,183.80 4.94000%		10	06/05/20	06/06/20	08/11/20
26	407000102	10,927,785.00	4.86950%	10,907,497.88 4.86950%		10	08/12/20	08/12/20	--
Totals		48,512,968.80		48,492,681.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	540100003	05/17/21	62,162,267.38	28,200,000.00	401,879.63	12,850,182.71	401,879.63	(12,448,303.08)	62,162,267.38	0.00	0.00	62,162,267.38	85.15%
9	482110006	05/17/22	32,876,511.23	42,000,000.00	10,153,972.14	2,203,590.81	10,153,972.14	7,950,381.33	24,926,129.91	0.00	(45,003.68)	24,971,133.59	62.42%
25	407000108	02/15/19	9,971,294.11	13,300,000.00	14,465,632.85	948,322.44	14,465,632.85	13,517,310.41	0.00	0.00	416,727.98	(416,727.98)	3.20%
36	540100036	12/17/14	2,314,396.73	4,400,000.00	2,652,322.80	368,787.75	2,652,322.80	2,283,535.05	30,861.68	0.00	0.00	30,861.68	1.08%
37	540100037	12/17/14	2,151,982.72	4,060,000.00	2,468,048.44	344,797.29	2,468,048.44	2,123,251.15	28,731.57	0.00	0.00	28,731.57	1.08%
38	540100038	12/17/14	1,601,445.17	4,530,000.00	1,892,703.39	318,231.46	1,892,703.39	1,574,471.93	26,973.24	0.00	0.00	26,973.24	1.07%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			111,077,897.34	96,490,000.00	32,034,559.25	17,033,912.46	32,034,559.25	15,000,646.79	87,174,963.78	0.00	371,724.30	86,803,239.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/15/19	0.00	86,566.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	540100003	05/17/21	0.00	0.00	62,162,267.38	0.00	0.00	62,162,267.38	0.00	4,000,000.00	66,162,267.38
9	482110006	06/17/22	0.00	0.00	24,971,133.59	0.00	0.00	45,003.68	0.00	0.00	24,971,133.59
		05/17/22	0.00	0.00	24,926,129.91	0.00	0.00	24,926,129.91	0.00	0.00
25	407000108	02/17/22	0.00	0.00	(416,727.98)	0.00	0.00	203.13	0.00	0.00	203.13
		05/15/20	0.00	0.00	(416,727.98)	0.00	(1,395.84)	0.00	0.00	0.00
		11/18/19	0.00	0.00	(416,727.98)	0.00	36,792.82	0.00	0.00	0.00
		10/18/19	0.00	0.00	(416,727.98)	0.00	(36,792.82)	0.00	0.00	0.00
		02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	540100036	12/17/14	0.00	0.00	30,861.68	0.00	0.00	30,861.68	0.00	0.00	30,861.68
37	540100037	12/17/14	0.00	0.00	28,731.57	0.00	0.00	28,731.57	0.00	0.00	28,731.57
38	540100038	12/17/14	0.00	0.00	26,973.24	0.00	0.00	26,973.24	0.00	0.00	26,973.24
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	86,566.10	86,803,239.48	0.00	(1,395.84)	87,220,170.59	0.00	4,000,000.00	91,220,170.59

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	25,833.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,833.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		25,833.33

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25